SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows used for operating leases	$ 810	$ 581	$ 987
Operating cash flows used for finance leases	543	478	470
Financing cash flows used for finance leases	$ 81	$ 156	$ 190